Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2021 and 2022:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent (HKD/SGD/IDR)			Total in RMB thousands
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2021	80	11,570	19,783	102,565	89,494	—	16,859	—	—	240,351
December 31, 2022	30,080	4,730	32,147	55,389	—	—	455	—	—	122,801